Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022				$ 10,028	$ (187,160)	$ (177,132)
Balance, shares at Dec. 31, 2022		347,926
Exercise of options				180		180
Exercise of options, shares		247,612
Stock-based compensation				1,402		1,402
Deemed dividend				2,981	(2,981)
Issuance of common stock for exchange warrants		$ 2		204,234		204,236
Conversion of redeemable convertible preferred stock into common stock		21,500,867
Assumption of warrants to purchase common stock in connection with the Business Combination				(2,568)		(2,568)
Issuance of common stock upon closing the Business Combination, net of expenses				957		957
Issuance of common stock upon closing the Business Combination, net of expenses		4,316,808
Contingent earnout liability recognized upon closing of the Business Combination				(28,927)		(28,927)
Assumption of preferred stock in connection with the Business Combination				34,150		34,150
Assumption of preferred stock in connection with the Business Combination, shares	4,015,002
Net loss					(59,363)	(59,363)
Exercise of options, shares		(247,612)
Balance at Dec. 31, 2023		$ 2		222,437	(249,504)	(27,065)
Balance, shares at Dec. 31, 2023	4,015,002	26,413,213
Exercise of options				7		$ 7
Exercise of options, shares		4,941	[1]			2,906
Stock-based compensation				1,086		$ 1,086
Net loss					(13,206)	$ (13,206)
Exercise of options, shares		(4,941)	[1]			(2,906)
Proceeds from sale of common stock				3,141		$ 3,141
Balance at Mar. 31, 2024		$ 2		226,671	(262,710)	(36,037)
Balance, shares at Mar. 31, 2024	4,015,002	26,758,272
Balance at Dec. 31, 2023		$ 2		222,437	(249,504)	(27,065)
Balance, shares at Dec. 31, 2023	4,015,002	26,413,213
Exercise of options				76		76
Exercise of options, shares		180,778
Stock-based compensation				5,441		5,441
Issuance of common stock for exchange warrants
Conversion of redeemable convertible preferred stock into common stock		2,110,366
Net loss					(30,045)	(30,045)
Proceeds from sale of common stock		$ 1		15,474		15,475
Proceeds from sale of common stock		2,542,262
Record exchange warrants				11,924		11,924
Record issuance costs				(1,700)		(1,700)
Preferred stock conversion
Preferred stock conversion, shares	(30,000)	32,645
Exercise of options, shares		(180,778)
Proceeds from sale of common stock, shares		350,000
Balance at Dec. 31, 2024		$ 3		253,652	(279,549)	(25,894)
Balance, shares at Dec. 31, 2024	3,985,002	31,279,264
Exercise of options				279		$ 279
Exercise of options, shares		215,369				34,023
Stock-based compensation				1,620		$ 1,620
Net loss					(10,375)	(10,375)
Preferred stock conversion
Preferred stock conversion, shares	(365,000)	777,829
Exercise of options, shares		(215,369)				(34,023)
Balance at Mar. 31, 2025		$ 3		$ 255,551	$ (289,924)	$ (34,370)
Balance, shares at Mar. 31, 2025	3,620,002	32,272,462

[1]	Amount reflects 2,906 shares issued for option exercises and 7,847 shares returned from options exercised in 2023 to correct clerical error.